Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Commitments and Contingencies

Note 6 — Commitments and Contingencies

We received two private demand letters from purported shareholders in connection with the proposed de-SPAC transaction between CHW and WAG Labs, Inc. The demand letters seek certain supplemental disclosures and threaten to assert claims under the federal securities laws against CHW and its board of directors if the disclosures are not made. As of this date, no litigation has been filed.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Ordinary Shares) pursuant to a registration rights agreement dated September 1, 2021. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. Accordingly, on September 1, 2021, the Company consummated the sale of an additional 1,500,000 Units to the public, at $10.00 per Unit for an aggregate purchase price of $15,000,000.

The underwriters were paid a cash underwriting discount of $0.175 per unit, or $2,187,500 in the aggregate at the closing of the IPO (which includes amounts related to the partial exercise of the over-allotment option). In addition, the underwriters are entitled to a deferred underwriting commissions of $0.35 per unit, or $4,375,000 in the aggregate from the closing of the IPO ((which includes amounts related to the partial exercise of the over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. See Note 10 for closing of Business Combination.

Advisory Fees

On March 28, 2022, the Company entered into an agreement with an MKM Partners for strategic and capital markets advisory services, pursuant to which the Company will pay the MKM Partners a fee of $300,000 contingent upon the consummation of the Business Combination (please see Note 1 above).

On April 18, 2022, the Company entered into an agreement with Roth Capital Partners, LLC pursuant to which the Roth Capital Partners will receive a contingent fee of $400,000, if the transaction closes during the term specified by the agreement, which shall commence on the date executed by the signatories below and shall continue until terminated by either party upon thirty (30) days’ prior written notice to the other party) or the twelve (12) month period following any termination of this Agreement.

On May 6, 2022, the Company entered into an agreement with D.A Davidson & Co. to render financial advisory and investment banking services in connection with the Company’s business combination with Wag Labs, Inc (see Note 1 above). The agreement calls for D.A. Davidson & Co. to receive a contingent fee of $550,000, payable upon closing the transaction.

On November 10, 2021 the company engaged Oppenheimer & Co. Inc. (“Oppenheimer”) to serve as the non-exclusive lead placement agent for the proposed private placement of the Company’s securities, which could have taken the form of common stock, convertible or non-convertible preferred stock, convertible or non-convertible debt, and potentially warrants, to a limited number of sophisticated investors in connection with the Company’s proposed initial business combination with Wag!. The Company and Oppenheimer were to mutually agree to the number of securities sold to each investor.

The agreement with Oppenheimer called for a fee due to Oppenheimer to be equal to the sum of (i) 6.0% of the portion of gross proceeds up to and including $50 million and (ii) 4.0% of the portion of gross proceeds in excess of $50 million. Oppenheimer was to receive no less than 50.0% of the fee. Also, regardless of whether the Company consummated the placement deal, the Company agreed to pay, or reimburse if paid by Oppenheimer: (i) all reasonable and documented out-of-pocket costs and expenses incident to the placement deal and (ii) all of the Oppenheimer’s reasonable and documented out-of-pocket costs and expenses incurred in connection with Oppenheimer’s engagement.

During the period from November 11, 2021 through December 14, 2021, Oppenheimer led a PIPE investment process where its representatives went out to investors from Oppenheimer’s network and CHW’s network to raise capital in connection with the potential business combination. CHW received several offers of $30 million or more from this process, in the form of equity financing, but ultimately determined these offers were not in the best interest of CHW’s investors and the best long-term interests of CHW. Oppenheimer did not incur any expenses up to the date and hence no amounts were accrued by the Company. No other contingent liabilities amounts were to be accrued from the arrangement.

See Note 10 for subsequent events related to advisor agreements entered into, after June 30, 2022.

Representative Shares

In September 2021, the Company issued to the designees of the underwriter 62,500 Ordinary Shares (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost of the IPO, with a corresponding credit to shareholders’ equity. The Company estimated the fair value of the Representative Shares to be $7.362 per share ($460,125 in the aggregate) based upon the price of the Founder Shares issued to the anchor investors (see Note 5). The holders of the Representative Shares have agreed not to transfer, assign, or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

See Note 9 for valuation methodology and assumptions of the Representative Shares.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Ordinary shares) pursuant to a registration rights agreement dated September 1, 2021. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. Accordingly, on September 1, 2021, the Company consummated the sale of an additional 1,500,000 Units to the public, at $10.00 per Unit for an aggregate purchase price of $15,000,000.

The underwriters were paid a cash underwriting discount of $0.175 per unit, or $2,187,500 in the aggregate at the closing of the IPO (which includes amounts related to the partial exercise of the over-allotment option). In addition, the underwriters are entitled to a deferred underwriting commissions of $0.35 per unit, or $4,375,000 in the aggregate from the closing of the IPO ((which includes amounts related to the partial exercise of the over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Representative Shares

In September 2021, the Company issued to the designees of the underwriter 62,500 ordinary shares (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost of the IPO, with a corresponding credit to shareholders’ equity. The Company estimated the fair value of the Representative Shares to be $7.362 per share ($460,125 in the aggregate) based upon the price of the Founder Shares issued to the anchor investors (see Note 5). The holders of the Representative Shares have agreed not to transfer, assign, or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

Please see Note 9 for valuation methodology and assumptions of the Representative Shares.

Wag Labs, Inc.
Commitments and Contingencies

8.Commitments and Contingencies

Legal and other contingencies

From time to time, the Company may be a party to litigation and subject to claims, including non- income tax audits, in the ordinary course of business. The Company accrues a liability when management believes information available to it prior to the issuance of the consolidated financial statements indicates it is probable a loss has been incurred as of the date of the consolidated financial statements and the amount of loss can be reasonably estimated. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although the results of litigation and claims cannot be predicted with certainty, management concluded that there was not a reasonable probability that it had incurred a material loss during the periods presented related to such loss contingencies. Therefore, the Company has not recorded a reserve for any such contingencies.

Given the inherent uncertainties of litigation, the ultimate outcome of ongoing matters cannot be predicted with certainty. Litigation is inherently unpredictable, but the Company believes it has valid defenses with respect to the legal matters pending against it. Nevertheless, the consolidated financial statements could be materially adversely affected in a particular period by the resolution of one or more of these contingencies. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense, and settlement costs, diversion of management resources, and other factors. Liabilities established to provide for contingencies are adjusted as further information develops, circumstances changes, or contingencies are resolved; such changes are recorded in the accompanying statements of operations during the period of the change and reflected in accrued and other current liabilities on the accompanying consolidated balance sheets.

The Company has been and continues to be involved in numerous legal proceedings related to Pet Caregiver classification. In California, Assembly Bill No. 5 (AB-5) implemented a presumption that workers are employees. However, AB-2257 exempts agencies providing referrals for certain animal services, including dog walking, from AB-5. The Company believes that it falls within this exemption. Nevertheless, the interpretation or enforcement of the exemption could change.

In November 2019, California issued an assessment alleging various violations and penalties related to alleged misclassification of pet caregivers who use the Company’s platform as independent contractors. The Company has challenged both the legal basis and the amount of the assessment. The Company believes given the inherent uncertainties of litigation, the outcome of this matter cannot be predicted with certainty. Therefore, the Company has not recorded a reserve.

The Company is subject to audits by taxing authorities and other forms of investigation, audit, or inquiry conducted by federal, state, or local governmental agencies. In addition, the Company was subject to a claim with a state tax authority related to the collection of sales and use taxes in that state, which the Company challenged in court and was required to pay to the state the amount of the claim of $1.2 million as a prerequisite to the court challenge. As of December 31, 2021, the dispute process was ongoing and no liability was recorded related to this matter. The Company recorded the deposit paid as a prepaid asset in the consolidated balance sheet as of June 30, 2022 and December 31, 2021. On May 13, 2022, the Company settled this claim without liability and will receive a full refund of the previously paid deposit of $1.2 million from the state taxing authority. The Company may be subject to greater risk of legal claims or regulatory actions as it increases and continues its operations in jurisdictions where the laws and regulations governing online marketplaces or the employment classification of service providers who use online marketplaces are uncertain or unfavorable.

As of June 30, 2022 and December 31, 2021, management did not believe that the outcome of pending matters would have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Letters of Credit

The Company maintains certain stand-by letters of credit from third-party financial institutions in the ordinary course of business to guarantee certain performance obligations related to leases, insurance policies and other various contractual arrangements. As of June 30, 2022 and December 31, 2021, the Company had letters of credit outstanding of $0.8 million and $0.8 million, respectively, which expire in Q3 2022.

9.Commitments and Contingencies

Legal and other contingencies

From time to time, the Company may be a party to litigation and subject to claims, including non- income tax audits, in the ordinary course of business. The Company accrues a liability when management believes information available to it prior to the issuance of the consolidated financial statements indicates it is probable a loss has been incurred as of the date of the consolidated financial statements and the amount of loss can be reasonably estimated. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although the results of litigation and claims cannot be predicted with certainty, management concluded that there was not a reasonable probability that it had incurred a material loss during the periods presented related to such loss contingencies. Therefore, the Company has not recorded a reserve for any such contingencies.

Given the inherent uncertainties of litigation, the ultimate outcome of ongoing matters cannot be predicted with certainty. Litigation is inherently unpredictable, but the Company believes it has valid defenses with respect to the legal matters pending against it. Nevertheless, the consolidated financial statements could be materially adversely affected in a particular period by the resolution of one or more of these contingencies. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense, and settlement costs, diversion of management resources, and other factors. Liabilities established to provide for contingencies are adjusted as further information develops, circumstances changes, or contingencies are resolved; such changes are recorded in the accompanying statements of operations during the period of the change and reflected in accrued and other current liabilities on the accompanying consolidated balance sheets.

The Company has been and continues to be involved in numerous legal proceedings related to Pet Caregiver classification. In California, Assembly Bill No. 5 (AB-5) implemented a presumption that workers are employees. However, AB-2257 exempts agencies providing referrals for certain animal services, including dog walking, from AB-5. The Company believes that it falls within this exemption. Nevertheless, the interpretation or enforcement of the exemption could change.

In November 2019, California issued an assessment alleging various violations and penalties related to alleged misclassification of pet caregivers who use the Company’s platform as independent contractors. The Company has challenged both the legal basis and the amount of the assessment. A merits hearing is currently scheduled for March 2022. The Company believes given the inherent uncertainties of litigation, the outcome of this matter cannot be predicted with certainty. Therefore, the Company has not recorded a reserve.

The Company is subject to audits by taxing authorities and other forms of investigation, audit, or inquiry conducted by federal, state, or local governmental agencies. In addition, the Company is subject to an ongoing claim with a state tax authority related to the collection of sales and use taxes in that state, which the Company has challenged in court and was required to pay to the state the amount of the claim of $1.2 million as a prerequisite to the court challenge. The dispute process is still ongoing and no liability has been recorded related to this matter. The Company has recorded the deposit paid as a prepaid asset in the consolidated balance sheet as of December 31, 2021 and 2020. Due to the inherent uncertainties in the final outcome of such matters, the Company can give no assurance that it will prevail in such matters, which could have an adverse effect on the Company’s business. In addition, the Company may be subject to greater risk of legal claims or regulatory actions as it increases and continues its operations in jurisdictions where the laws and regulations governing online marketplaces or the employment classification of service providers who use online marketplaces are uncertain or unfavorable. As of December 31, 2021 and 2020, management did not believe that the outcome of pending matters would have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

In November 2018, the Company reached an agreement with representatives of pet caregivers that had filed class claims in California to settle their allegations of various misclassification and wage and hour claims against the Company. In March 2020, the Court issued an order approving the settlement totaling $1.2 million. The amount was previously accrued in 2018 and paid in 2020.

In October 2018, a former employee initiated claims against the Company alleging various misclassification and wage and hour violations and subsequently filed an action under California’s Private Attorneys General Act alleging the same. In March 2020, the parties filed their settlement agreement of $850 thousand, and the Court approved. The amount was subsequently paid in 2020.